Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Diluted	$ (0.57)	$ (488.96)	$ (6.35)	$ (1,486.92)	$ (485.75)	$ (2,444.26)
Diluted	1,631,272	1,000	411,918	1,000	1,000	1,000